Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans I: N Prospectus
dated November 29, 2003

The following information supplements the table illustrating the effect of the Creation and Sales Charges on Plans on page 6.

CREATION AND SALES CHARGES
10 Year Plans
(120 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 333.33	$ 39,999.60	$ 166.67	$ 1,999.98	5.00%	5.26%
 375.00	45,000.00	187.50	2,250.00	5.00	5.26

* Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

The following information supplements the table illustrating the effect of the Creation and Sales Charges on Plans on page 7.

CREATION AND SALES CHARGES
15 Year Plans
(180 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 333.33	$ 59,999.40	$ 166.67	$ 1,999.98	3.33%	3.45%
 375.00	67,500.00	187.50	2,250.00	3.33	3.45

* Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

The following information supplements the table illustrating the effect of the Creation and Sales Charges on Plans on page 8.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
(300 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan**	Percentage of Net Investment in Plan**
$ 333.33	$ 99,999.00	$ 166.67	$ 1,999.98	2.00%	2.04%
 375.00	112,500.00	187.50	2,250.00	2.00	2.04

* For a description of the Extended Investment Option, see page 12.

** Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

I.DESIN-PRO-04-01 April 1, 2004
1.794641.101

The following information replaces the similar information found in the "Financial Statements" section on page 26.

Destiny Plans I: N - Financial Highlights

	Year ended September 30, 2003	Year ended September 30, 2002
Selected Per-Share Data (Note 1)
Net asset value, beginning of period	$ 9.12	$ 11.35
Income (loss) from Investment Operations:
Net investment income (loss)A	(0.03)	(0.05)
Net realized and unrealized gain (loss)	1.77	(2.15)
Total from investment operations	1.74	(2.20)
Less Distributions	(0.02)	(0.03)
Net asset value, end of period	$ 10.84	$ 9.12
Total Return	19.41%	(19.45)%
Ratios to Average Net Assets
Expenses	0.41%	0.61%
Net investment income (loss)	(0.26)%	(0.41)%

A Calculated based on average shares outstanding during the period.

Supplement to the
Fidelity® Systematic Investment Plans: Destiny® Plans I: O Prospectus
dated November 29, 2003

The following information supplements the table illustrating the effect of the Creation and Sales Charges and Custodian Fees on Plans on page 7.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
10 Year Plans
(120 investments)

(Assumes that all investments are made in accordance with the terms of the Plan)

	CREATION AND SALES CHARGES				CUSTODIAN FEES			% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 120	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 333.33	$ 39,999.60	$ 166.67	$ 4.74	$ 2,511.97	6.28%	$ 1.50	$ 180.00	$ 2,691.97	$ 37,307.63	6.73%	7.22%
 375.00	45,000.00	187.50	4.25	2,709.00	6.02	1.50	180.00	2,889.00	42,111.00	6.42	6.86

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 29, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2003, the charge was $3.82 for Destiny Plans I: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page 6.

The following information supplements the table illustrating the effect of the Creation and Sales Charges and Custodian Fees on Plans on page 8.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
15 Year Plans
(180 investments)

(Assumes that all investments are made in accordance with the terms of the Plan)

	CREATION AND SALES CHARGES				CUSTODIAN FEES			% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 180	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 333.33	$ 59,999.40	$ 166.67	$ 5.24	$ 2,879.97	4.80%	$ 1.50	$ 270.00	$ 3,149.97	$ 56,849.43	5.25%	5.54%
 375.00	67,500.00	187.50	4.65	3,030.75	4.49	1.50	270.00	3,300.75	64,199.25	4.89	5.14

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 29, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2003, the charge was $3.82 for Destiny Plans I: O per Plan account.

I.DESIO-PRO-04-01 April 1, 2004
1.794642.101

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page 6.

The following information supplements the table illustrating the effect of the Creation and Sales Charges and Custodian Fees on Plans on page 9.

TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 120 ADDITIONAL INVESTMENTS IS USED
(Assumes that all investments are made in accordance with the terms of the
Extended Investment Option)

	CREATION AND SALES CHARGES			CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges	Creation and Sales Charges as % of Total Investments	Custodian Fees(A)(B)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 333.33	$ 99,999.00	$ 3,509.96	3.51%	$ 450.00	$ 3,959.96	$ 96,039.04	3.96%	4.12%
 375.00	112,500.00	3,577.50	3.18	450.00	4,027.50	108,472.50	3.58	3.71

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2003, the charge was $3.82 for Destiny Plans I: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page 6.

The following information replaces the similar information found in the "Financial Statements" section on page 27.

Destiny Plans I: O - Financial Highlights

	Year Ended September 30, 2003	Year Ended September 30, 2002
Selected Per-Share Data (Note 1)
Net asset value, beginning of period	$ 9.31	$ 11.56
Income (loss) from Investment Operations:
Net investment income (loss)A	0.09	0.12
Net realized and unrealized gain (loss)	1.76	(2.25)
Total from investment operations	1.84	(2.13)
Less Distributions	(0.09)	(0.12)
Net asset value, end of period	$ 11.06	$ 9.31
Total Return	19.94%	(18.70)%
Ratios to Average Net Assets
Expenses	0.04%	0.04%
Net investment income	0.84%	0.98%

A Calculated based on average shares outstanding during the period.

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans II: N Prospectus
dated November 29, 2003

The following information supplements the table illustrating the effect of the Creation and Sales Charges on Plans on page 6.

CREATION AND SALES CHARGES
10 Year Plans
(120 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 333.33	$ 39,999.60	$ 166.67	$ 1,999.98	5.00%	5.26%
 375.00	45,000.00	187.50	2,250.00	5.00	5.26

* Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

The following information supplements the table illustrating the effect of the Creation and Sales Charges on Plans on page 7.

CREATION AND SALES CHARGES
15 Year Plans
(180 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan*	Percentage of Net Investment in Plan*
$ 333.33	$ 59,999.40	$ 166.67	$ 1,999.98	3.33%	3.45%
 375.00	67,500.00	187.50	2,250.00	3.33	3.45

* Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

The following information supplements the table illustrating the effect of the Creation and Sales Charges on Plans on page 8.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
(300 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan**	Percentage of Net Investment in Plan**
$ 333.33	$ 99,999.00	$ 166.67	$ 1,999.98	2.00%	2.04%
 375.00	112,500.00	187.50	2,250.00	2.00	2.04

* For a description of the Extended Investment Option, see page 12.

** Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

I.DESIIN-PRO-04-01 April 1, 2004
1.794640.101

The following information replaces the similar information found in the "Financial Statements" section on page 26.

Destiny Plans II: N - Financial Highlights

	Year ended September 30, 2003	Year ended September 30, 2002
Selected Per-Share Data (Note 1)
Net asset value, beginning of period	$ 8.22	$ 9.93
Income (loss) from Investment Operations:
Net investment income (loss)A	(0.00)	(0.03)
Net realized and unrealized gain (loss)	1.60	(1.66)
Total from investment operations	1.60	(1.69)
Less Distributions	(0.03)	(0.02)
Net asset value, end of period	$ 9.79	$ 8.22
Total Return	19.82%	(17.07)%
Ratios to Average Net Assets
Expenses	0.28%	0.48%
Net investment income (loss)	(0.02)%	(0.32)%

A Calculated based on average shares outstanding during the period.

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans II: O Prospectus
dated November 29, 2003

The following information supplements the table illustrating the effect of the Creation and Sales Charges and Custodian Fees on Plans on page 7.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
10 Year Plans
(120 investments)

(Assumes that all investments are made in accordance with the terms of the Plan)

	CREATION AND SALES CHARGES				CUSTODIAN FEES			% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 120	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 333.33	$ 39,999.60	$ 166.67	$ 4.74	$ 2,511.97	6.28%	$ 1.50	$ 180.00	$ 2,691.97	$ 37,307.63	6.73%	7.22%
 375.00	45,000.00	187.50	4.25	2,709.00	6.02	1.50	180.00	2,889.00	42,111.00	6.42	6.86

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 29, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2003, the charge was $4.71 for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page 6.

The following information supplements the table illustrating the effect of the Creation and Sales Charges and Custodian Fees on Plans on page 8.

ALLOCATION OF INVESTMENTS AND DEDUCTIONS
15 Year Plans
(180 investments)

(Assumes that all investments are made in accordance with the terms of the Plan)

	CREATION AND SALES CHARGES				CUSTODIAN FEES			% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Per Investment 1 thru 12	Per Investment 13 thru 180	Total	% of Total Investments	Per Investment	Total(A)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 333.33	$ 59,999.40	$ 166.67	$ 5.24	$ 2,879.97	4.80%	$ 1.50	$ 270.00	$ 3,149.97	$ 56,849.43	5.25%	5.54%
 375.00	67,500.00	187.50	4.65	3,030.75	4.49	1.50	270.00	3,300.75	64,199.25	4.89	5.14

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2003, the charge was $4.71 for Destiny Plans II: O per Plan account.

I.DESIIO-PRO-04-01 April 1, 2004
1.794639.101

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page 6.

The following information supplements the table illustrating the effect of the Creation and Sales Charges and Custodian Fees on Plans on page 9.

TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 120 ADDITIONAL INVESTMENTS IS USED
(Assumes that all investments are made in accordance with the terms of the
Extended Investment Option)

	CREATION AND SALES CHARGES		CUSTODIAN FEES			% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges	Creation and Sales Charges as % of Total Investments	Custodian Fees(A)(B)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 333.33	$ 99,999.00	$ 3,509.96	3.51%	$ 450.00	$ 3,959.96	$ 96,039.04	3.96%	4.12%
 375.00	112,500.00	3,577.50	3.18	450.00	4,027.50	108,472.50	3.58	3.71

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2003, the charge was $4.71 for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page 6.

The following information replaces the similar information found in the "Financial Statements" section on page 27.

Destiny Plans II: O - Financial Highlights

	Year ended September 30, 2003	Year ended September 30, 2002
Selected Per-Share Data (Note 1)
Net asset value, beginning of period	$ 8.40	$ 10.13
Income (loss) from Investment Operations:
Net investment income (loss)A	0.08	0.09
Net realized and unrealized gain (loss)	1.62	(1.72)
Total from investment operations	1.70	(1.63)
Less Distributions	(0.09)	(0.10)
Net asset value, end of period	$ 10.01	$ 8.40
Total Return	20.41%	(16.30)%
Ratios to Average Net Assets
Expenses	0.08%	0.08%
Net investment income	0.86%	0.88%

A Calculated based on average shares outstanding during the period.